NOTE 7 - SHORT-TERM BANK LOANS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Details
Interest expense related to short-term bank loans	$ 546,681	$ 333,170	$ 417,233